UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:  12700 Whitewater Drive, MS 144, MINNETONKA, MN 55343

13 File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      UZI ROSHA
Title:     CHIEF COMPLIANCE OFFICER
Phone:     952-984-3447
Signature, Place and Date of Signing:

      12700 Whitewater Drive
      Minnetonka, MN 55343
      November 10, 2010


Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    1,390,104

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
D BP PLC                         COMMON STOCK     055622904  119393  2900000  SH   CALL   SOLE            2900000     0       0
D BP PLC                         COMMON STOCK     055622954  12351   300000   SH   PUT    SOLE            300000      0       0

D BP PLC                         COMMON STOCK     055622104  49404   1200000  SH          SOLE            1200000     0       0

D CIT GROUP INC                  COMMON STOCK     125581801  112652  2759734  SH          SOLE            2759734     0       0
D CIT GROUP INC                  COMMON STOCK     125581951  81640   2000000  SH   PUT    SOLE            2000000     0       0
D CITIGROUP INC                  COMMON STOCK     172967101  82814   21180100 SH          SOLE            21180100    0       0

D CEMEX SAB DE CV                COMMON STOCK     151290959  4250    500000   SH   PUT    SOLE            500000      0       0
D DANA HOLDING CORP              COMMON STOCK     235825205  292     23692    SH          SOLE            23692       0       0
D NRG ENERGY INC                 COMMON STOCK     629377508  335     16071    SH          SOLE            16071       0       0
D PORTLAND GEN ELEC CO           COMMON STOCK     736508847  17882   881773   SH          SOLE            881773      0       0
D ROYAL BK SCOTLAND GROU         COMMON STOCK     780097754  205     12600    SH          SOLE            12600       0       0

D ROYAL BK SCOTLAND GROU         COMMON STOCK     780097713  4490    266000   SH          SOLE            266000      0       0

D ROYAL BK SCOTLAND GROU         COMMON STOCK     780097796  240     15500    SH          SOLE            15500       0       0

D SPDR INDEX SHS FDS             COMMON STOCK     78462F953  821736  7200000  SH   PUT    SOLE            7200000     0       0
D TRANSOCEAN LTD                 COMMON STOCK     H8817H100  66347   1032000  SH          SOLE            1032000     0       0
D TRANSOCEAN LTD                 COMMON STOCK     H8817H950  16073   250000   SH   PUT    SOLE            250000      0       0